SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES

Six months ended June 30, 2025
Balance sheet, except for equity accounts	RMB	7.1636 to US$1.00
Income statement and cash flows	RMB	7.2526 to US$1.00

Year ended December 31, 2024
Balance sheet, except for equity accounts	RMB	7.2993 to US$1.00
Income statement and cash flows	RMB	7.1957 to US$1.00

Six months ended June 30, 2024
Balance sheet, except for equity accounts	RMB	7.2672 to US$1.00
Income statement and cash flows	RMB	7.2150 to US$1.00

SCHEDULE OF CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of cash on hand and in banks and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less.

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Cash and cash equivalents	$74,623	$146,514
Restricted cash	125,905	171,487
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$200,528	$318,001

SCHEDULE OF RESTRICTED CASH

As of June 30, 2025 and December 31, 2024, the restricted cash presented separately on the consolidated balance sheets as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Frozen amount	$125,905	$171,487
Total restricted cash shown in the statements of cash flows	$125,905	$171,487

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES

Property, plant and equipment (including construction in progress) are stated at cost less accumulated depreciation and impairment charges. Depreciation is calculated primarily based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets except the depreciation method for mold and tooling:

Property, plant and equipment	Lesser of lease term or expected useful life(number of years)
Machinery and equipment	3-10 years
Office equipment	4 – 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of lease term or estimated useful life of the assets

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS
Category	Estimated useful lives
Software	2-5 years
Patents	5 years

SCHEDULE OF NET REVENUES BY PRODUCT

Net revenues by product:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Battery packs/battery cells	$209,409	$89,058
Battery spare parts and others	4,630	276,917
Total consolidated revenue	$214,039	$365,975

SCHEDULE OF ACTIVITY OF CONTRACT LIABILITIES

The table below presents the activity of contract liabilities during the six months ended June 30, 2025 and 2024, respectively:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Balance at beginning of period	$3,878,202	$3,893,986
Deposits received	106,166	65,973
Revenue recognized	(5,798)	(53,222)
Exchange difference	125,277	(89,737)
Balance at end of period	$4,103,847	$3,817,000

SCHEDULE OF OTHER INCOME (EXPENSES)

For the six months ended June 30, 2025 and 2024, the Company recognized other income (expenses) as below:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
(Gain) loss on disposals of property, plant, and equipment	$(66,138)	$175,292
Charges of legal compensation and contract default penalty expense (i)	115,152	-
Gain (loss) from waste disposal	307	(17,479)
Gain from debt forgiveness	(7,218)	-
Others	73,648	19,464
Total other expense	$115,751	$177,277

(i)	In April 2024, a customer of our company filed a lawsuit against Ganzhou Zhangyang in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at USD$3.1 million, RMB 22.7 million). According to the court judgment obtained, Ganzhou Zhangyang is required to return the USD$3.1 million (RMB22.7 million) it has already received and pay liquidated damages. As of June 30, 2025, based on this judgment, the Company recorded the estimated liability of USD 3.37 million (RMB 24.20 million), and $115,115 (RMB 835,151) was recorded in other expense for the six months ended June 30, 2025 and 2024 respectively.